CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Selling, general and administrative	$ 274	$ 268	$ 610	$ 810	$ 1,216	$ 1,242	$ 1,845
Total operating expenses	274	268	610	810	1,216	1,242	1,845
Operating loss	(274)	(268)	(610)	(810)	(1,216)	(1,242)	(1,845)
Interest income (expense), net	8		9			2	(6)
Loss from continuing operations before taxes	(266)	(268)	(601)	(810)	(1,216)	(1,240)	(1,851)
Income tax expense (benefit)
Loss from continuing operations, net of taxes		(268)			(1,216)	(1,240)	(1,851)
Income from discontinued operations, net of taxes						250	580
Net loss	$ (266)	$ (268)	$ (601)	$ (810)	$ (1,216)	$ (990)	$ (1,271)
Basic and diluted loss per share from continuing operations (in dollars per share)		$ (0.01)			$ (0.06)	$ (0.06)	$ (0.09)
Basic and diluted income per share from discontinued operations (in dollars per share)						0.01	0.03
Basic and diluted net loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.06)
Shares used in computing basic and diluted net loss per share (in shares)	21,037,640	21,027,640	21,035,973	21,027,640	21,027,640	21,027,640	20,843,324